Shareholders’ Equity (Details) - Schedule of warrants outstanding	12 Months Ended
Dec. 31, 2021 $ / shares shares
July 1, 2020 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	67,445,674
Weighted Average Exercise Price | $ / shares	$ 0.29
Average Remaining Contractual Life	5 years
August 27, 2020 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	53,580,020
Weighted Average Exercise Price | $ / shares	$ 0.27
Average Remaining Contractual Life	5 years
November 3, 2020 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	65,337,649
Weighted Average Exercise Price | $ / shares	$ 0.281
Average Remaining Contractual Life	5 years
December 23, 2020 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	26,000,000
Weighted Average Exercise Price | $ / shares	$ 0.155
Average Remaining Contractual Life	5 years
January 7, 2021 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	13,525,000
Weighted Average Exercise Price | $ / shares	$ 1.85
Average Remaining Contractual Life	5 years
January 15, 2021 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	23,880,000
Weighted Average Exercise Price | $ / shares	$ 2
Average Remaining Contractual Life	5 years
February 9, 2021 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	23,880,000
Weighted Average Exercise Price | $ / shares	$ 4.05
Average Remaining Contractual Life	5 years
February 24, 2021 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	23,880,000
Weighted Average Exercise Price | $ / shares	$ 4.05
Average Remaining Contractual Life	5 years
February 11, 2021 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	16,500,000
Weighted Average Exercise Price | $ / shares	$ 7
Average Remaining Contractual Life	5 years
February 17, 2021 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	2,450,000
Weighted Average Exercise Price | $ / shares	$ 7
Average Remaining Contractual Life	5 years
February 18, 2021 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	4,300,000
Weighted Average Exercise Price | $ / shares	$ 10
Average Remaining Contractual Life	5 years
March 29, 2021 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	25,000,000
Weighted Average Exercise Price | $ / shares	$ 5
Average Remaining Contractual Life	5 years
November 9, 2021 Warrants [Member]
Shareholders’ Equity (Details) - Schedule of warrants outstanding [Line Items]
Warrants Exercisable | shares	51,500,000
Weighted Average Exercise Price | $ / shares	$ 1.75
Average Remaining Contractual Life	5 years